Leases - Schedule of Future Minimum Lease Commitments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Commitments [Abstract]
2026	$ 200,462
2027	207,783
2028	215,950
2029	197,905
2030	42,436
Total lease payments	864,536
Less: imputed interest	(146,917)
Present value of lease liabilities	$ 717,619	$ 301,638